Accounts Receivable - Schedule of Allowance for Expected Credit Losses (Details)	12 Months Ended
	Mar. 31, 2025 CNY (¥)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 CNY (¥)
Accounts Receivable [Abstract]
Balance at beginning of the year	¥ 29,354,030	$ 4,089,330	¥ 24,366,824
Additions	2,890,210	402,638	4,987,206
Write off	(1,926,985)	(268,450)
Balance at end of the year	¥ 30,317,255	$ 4,223,518	¥ 29,354,030